Organization and Nature of Operations - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable interest entity
(Accumulated deficit)/Retained earnings	¥ 2,441,698	¥ (8,817,850)		$ 343,906
VIEs and VIEs' subsidiaries
Variable interest entity
Registered capitals and PRC statutory reserves	5,664,972	5,230,100
VIEs and VIEs' subsidiaries | Wheels Technology
Variable interest entity
Management fees paid	0	0	¥ 0
VIEs and VIEs' subsidiaries | PRC
Variable interest entity
(Accumulated deficit)/Retained earnings	¥ 1,456,781	¥ 549,853